RELATED PARTIES TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Due from related parties
	March 31,	December 31,
	2016	2015	Purpose
Global Bizrewards Sdn. Bhd.	$47,789	$34,465	Advance
Multimedia Biz Solution Sdn. Bhd.	50,839	46,574	Advance
SKH Media Sdn. Bhd.	12,709	-	Advance
Creative Iconic Sdn. Bhd.	6,355	-	Advance
Sportlight Business Training Academy Sdn. Bhd.	7,966	-	Advance
Total Due from	125,658	81,039

Due to related parties
	March 31,	December 31,
	2016	2015	Purpose
Dato Sri Warren Eu Hin Chai	$503,674	$464,827	Advance
Michael A. Zahorik	30,307	30,307	Advance
SKH Media Sdn. Bhd.	17,398	15,939	Advance
Creative Iconic Sdn. Bhd.	182,464	167,595	Inventory Purchase
Total Due to	733,843	678,668